SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 692,692	$ 692,734	$ 819,269	$ 785,806
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 692,692	$ 692,734